Schedule of Investments (unaudited)
January 31, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,625,094	$209,272,494
Total Investment Companies (Cost: $205,506,151)		209,272,494
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	1,870,000	1,870,000
Total Short-Term Securities — 0.9% (Cost: $1,870,000)		1,870,000
Total Investments Before Options Written — 100.8% (Cost: $ 207,376,151)		211,142,494
Options Written — (0.8)% (Premiums Received: $ (1,256,812))		(1,587,642)
Total Investments, Net of Options Written — 100.0% (Cost: $206,119,339)		209,554,852
Liabilities in Excess of Other Assets — 0.0%		(15,556)
Net Assets — 100.0%		$209,539,296

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,660,000	$210,000 (a)	$—	$—	$—	$1,870,000	1,870,000	$19,033	$—
iShares iBoxx $ High Yield Corporate Bond ETF	185,720,845	27,697,265	(5,580,157)	85,456	1,349,085	209,272,494	2,625,094	2,859,462	—
				$85,456	$1,349,085	$211,142,494		$2,878,495	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	26,250	02/21/25	USD	79.00	USD	209,265	$(1,587,642)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$209,272,494	$—	$—	$209,272,494
Short-Term Securities
Money Market Funds	1,870,000	—	—	1,870,000
	$211,142,494	$—	$—	$211,142,494
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,587,642)	$—	$(1,587,642)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund